ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

KongZhong Corporation ("KongZhong") was incorporated under the laws of the Cayman Islands on May 6, 2002. KongZhong and its consolidated entities (collectively, the "Company") provide wireless interactive entertainment, media and community services to mobile phone users, and internet games.

As of December 31, 2011, details of the Company's significant majority-owned subsidiaries and VIEs are as follows:

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%

Subsidiaries:

KongZhong Information Technologies	July 2002	KongZhong	100	Providing consulting
(Beijing) Co., Ltd. ("KongZhong Beijing")	People's Republic			and technology services
	of China ("PRC")

KongZhong China Co., Ltd.	June 2005	KongZhong	100	Providing consulting
("KongZhong China")	the PRC			and technology services

Simlife (Beijing) Science Co., Ltd.	June 2009	Simlife	100	Providing consulting
("Simlife Beijing ")	the PRC	International Inc.		and technology services

Success Blueprint Limited	October 2009	KongZhong	100	Providing novel license
("Success Blueprint")	British Virgin Islands			to overseas

Dacheng Holdings Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Holdings")	Cayman Islands			services

Dacheng Investment (Hong Kong) Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Hong Kong")	Hong Kong			services

VIEs:

Beijing AirInbox Information	April 2002	Linguang Wu	45	Providing wireless
Technologies Co., Ltd.	the PRC	SonglinYang	42	value-added services
("Beijing AirInbox")		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive	February 2005	Yang Yang	40	Providing wireless
Network Technologies Co., Ltd.	the PRC	Jingye Sun	30	value-added services
("Beijing WINT")		Li Ai	30	to mobile phone users

Beijing Chengxitong Information	November 2005	Yang Li	90	Providing wireless
Technology Co., Ltd.	the PRC	Xuelei Wu	10	value-added services
("Beijing Chengxitong")				to mobile phone users

Beijing Xinrui Network Technology Co., Ltd.	January 2006	Guijun Wang	51	Providing wireless
("Beijing Xinrui")	the PRC	Yang Li	49	value-added services
				to mobile phone users

Shanghai Mailifang	March 2009	Xu Guo	90	Providing wireless
Communication Co., Ltd.	the PRC	Yang Yang	10	value-added services
("Shanghai Mailifang")				to mobile phone users

Xiamen Xinreli Technology	June 2009	Tao Jia	80	Providing wireless
Co., Ltd. ("Xiamen Simlife")	the PRC	Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network	January 2010	Leilei Wang	59	Providing internet games
Technology Co., Ltd. ("Shanghai Dacheng")	the PRC	Zhen Yang	41	services

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004	Beijing AirInbox	100	Providing wireless
("Beijing Boya Wuji")	the PRC			value-added services
				to mobile phone users

Tianjin Mammoth Technologies	May 2005	Beijing AirInbox	95	Mobile games
Co., Ltd. ("Tianjin Mammoth")	the PRC	Beijing WINT	5	developing services

Beijing Shiyuan Leya Culture Communication	July 2008	Beijing Xinrui	100	Providing wireless
Co., Ltd. ("Beijing Shiyuan Leya")	the PRC			value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009	Beijing Chengxitong	100	Providing
("Nanjing Zhulang")	the PRC			internet novel services

Wuxi Dacheng Network	January 2010	Shanghai Dacheng	100	Providing internet games
Technology Co.,Ltd. ("Wuxi Dacheng")	the PRC			services

Shenzhen Zhida Network Technology	February 2010	Beijing WINT	100	Providing technology
Co., Ltd. ("Shenzhen Zhida")	the PRC			services to mobile
				phone manufactures

The VIE arrangements

PRC regulations prohibit direct foreign ownership of business entities providing value-added telecommunications services in the PRC where certain licenses are required for the provision of such services. To comply with these regulations, the Company conducts the majority of its activities through its VIEs and their subsidiaries.

To provide the Company effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, KongZhong Beijing, or KongZhong China, or Simlife Beijing (collectively, the "Foreign Owned Subsidiaries") has entered into a series of contractual arrangements with Beijing AirInbox, Beijing WINT, Beijing Chengxitong, Shanghai Mailifang, Xiamen Simlife, Beijing Xinrui and Shanghai Dacheng (collectively the "VIE Companies"), respectively, as summarized below:

Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
Simlife Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

•	Agreements that provide the Foreign Owned Subsidiaries effective control over the VIE Companies

Business operation agreement. The Foreign Owned Subsidiaries have entered into business operation agreements with the VIE Companies and their respective shareholders, respectively. Pursuant to these agreements, the VIE companies and their respective shareholders agreed to appoint individuals designated by the Foreign Owned Subsidiaries to the management team of the VIE Companies and to refrain from taking certain actions that may materially affect these VIE Companies' operations.

Under their original terms, the business operation agreements of Beijing AirInbox and Xiamen Simlife will expire in 2016 and 2019, respectively. The business operation agreement of Beijing AirInbox will be automatically extended for another ten years unless KongZhong Beijing writes to terminate the agreement three months before the expiration of the agreement. The business operation agreement of Xiamen Simlife could be extended upon the requirements of Simlife Beijing. The business operation agreements of the remaining VIEs do not contain any expiration provision.

The VIEs have no authority to terminate the business operation agreements.

Power of attorney. Each of the shareholders of the VIE Companies has also executed an irrevocable power of attorney in favor of individuals designated by the Foreign Owned Subsidiaries. Pursuant to these powers of attorney, those designated individuals have full power and authority to exercise all of such shareholders' rights with respect to their equity interests in the VIE Companies.

•	Agreements that transfer economic benefits to the Foreign Owned Subsidiaries

Exclusive technical and consulting services agreement. The Foreign Owned Subsidiaries have entered into exclusive technical and consulting services agreements with the VIE Companies, respectively. Pursuant to these technical and consulting services agreements, the Foreign Owned Subsidiaries provide certain technical and consulting services to the VIE Companies in exchange for service fees.

Under their original terms, the exclusive technical and consulting services agreements of Beijing AirInbox, Shanghai Mailifang, Beijing Xinrui and Shanghai Dacheng will expire in 2014, 2019, 2019 and 2020, respectively. The exclusive technical and consulting services agreements of these VIEs will be automatically extended for another ten years unless the relevant Foreign Owned Subsidiaries write to terminate the agreements three months before the expiration of the agreements. The technical and consulting services agreements of the remaining VIEs do not contain any expiration provision.

The VIEs have no authority to terminate the exclusive technical and consulting services agreements.

Equity pledge agreement. Each of the shareholders of the VIE Companies has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiary, pursuant to which these shareholders pledged their respective interests in the VIE Companies to guarantee the performance of such VIE Companies' payment obligations under the respective exclusive technical and consulting services agreements.

•	Agreements that provide the Foreign Owned Subsidiaries the option to purchase the equity interest in the VIE Companies

Exclusive option agreement. Each of the VIE Companies and their respective shareholders have also entered into an exclusive share option agreement with the respective Foreign Owned Subsidiary. Pursuant to these agreements, each of the shareholders of the VIE Companies has granted an exclusive option to the Foreign Owned Subsidiaries or their designees to purchase all or part of such shareholder's equity interest in the VIE Companies, at a purchase price equal to the respective capital of the VIE companies or a price required under PRC laws at the time of such purchase.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries' contractual arrangements with the VIE Companies are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and the interests of the shareholders of the VIE Companies may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE Companies not to pay the service fees when required to do so.

The Company's ability to control the VIE Companies also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIE Companies. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIE Companies.

The Company, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Company is the primary beneficiary of the VIE Companies and has consolidated the financial results of the VIE Companies.

The following financial statement amounts and balances of KongZhong's VIEs were included in the accompanying consolidated financial statements:

	Years ended December 31,
	2010	2011
	$	$

Total current assets	105,809,341	139,333,143
Total assets	109,930,914	143,283,271

Total current liabilities	18,417,641	25,767,750
Total liabilities	18,895,098	26,039,372

	Years ended December 31,
	2009	2010	2011
	$	$	$

Gross revenues	129,526,292	145,516,670	154,828,573
Net income	22,383,613	21,053,062	22,628,312

	Years ended December 31,
	2009	2010	2011
	$	$	$

Net cash provided by operating activities	17,750,530	23,547,374	29,159,789
Net cash used in investing activities	1,653,372	2,471,765	16,777,374

There are no consolidated VIE's assets that are collateral for the VIE's obligations and which can only be used to settle the VIE's obligations.